UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia			30309
(Address of principal executive offices)			(Zip code)

ALPS Mutual Funds Services Inc. 1625 Broadway, Suite 2200, Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2005 – March 31, 2006

Item 1 - Reports to Stockholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940
(17 CFR 270.30e-1).

ANNUAL REPORT

CORNERCAP BALANCED FUND

CORNERCAP SMALL-CAP VALUE FUND

CORNERCAP CONTRARIAN FUND

March 31, 2006

TABLE of CONTENTS

Manager’s Report to the Shareholders	2
CornerCap Balanced Fund	4
CornerCap Small-Cap Value Fund	6
CornerCap Contrarian Fund	8

Fund Expenses	10

Statement of Investments	11
CornerCap Balanced Fund	11
CornerCap Small-Cap Value Fund	18
CornerCap Contrarian Fund	22

Statement of Assets and Liabilities	26
CornerCap Balanced Fund	26
CornerCap Small-Cap Value Fund	27
CornerCap Contrarian Fund	28

Statement of Operations	29
CornerCap Balanced Fund	29
CornerCap Small-Cap Value Fund	30
CornerCap Contrarian Fund	31

Statement of Change in Net Assets	32
CornerCap Balanced Fund	32
CornerCap Small-Cap Value Fund	33
CornerCap Contrarian Fund	34

Financial Highlights	36
CornerCap Balanced Fund	36
CornerCap Small-Cap Value Fund	37
CornerCap Contrarian Fund	38

Notes to Financial Statements	39

MANAGER’S REPORT TO SHAREHOLDERS

Dear Shareholders:

In a few months, the CornerCap Group of Funds will complete its fourteenth year under the management of CornerCap Investment Counsel. Original shareholders might remember that on September 30, 1992, the trustees of the Sunshine Growth Trust approved the transition of this fund to our management. We targeted taking over this particular mutual fund because (1) it had a large tax loss carry forward that we could use to benefit our shareholders, and (2) the Sunshine Growth Trust performance was so poor that the trustees and management were ready to move on. We initially called the fund the Cornerstone Growth Fund. The current name for this fund is the CornerCap Small Cap Value Fund, and we have used the same investment strategy over this entire period.

We hope that our shareholders are pleased with the results over the years of the fund and with the addition of our other two funds. Please review the attached audited financial statements for a more detailed analysis of your mutual fund company, which includes the investment performance of the funds. You may also want to refer back to our recent quarter-end report to learn more about our funds’ performance and the thoughts of our portfolio managers.

In addition to providing good long-term returns over time, an important objective for each of our funds is to hold down short-term volatility, i.e., to manage risks. We accomplish this by holding around 40 to 50 approximately equal-weighted equities in each fund. To control risks further, we work to diversify these holdings broadly across industries and sectors. Also, in selecting the equity investments for our mutual funds, our quantitative investment discipline forces us to target lower price/earnings and price/free cash-flow stocks, which we believe offer a margin of safety that lower downside risks over time.

We continue to work to reduce the costs to our shareholders. We have fixed the expense ratios for our three funds, using 1.5% per year for the two all-equity funds and 1.3% per year for the balanced fund. We allow no brokerage load charges or 12(b)1 fees for any of our funds, which are significant cost items for many other mutual fund shareholders. Another cost item, one that is unseen by mutual fund shareholders, is the cost of buying and selling securities in the process of managing the funds. For the fiscal year of this report, the commission charge for each of our three funds was under one quarter of 1%, an amount that we do not consider material. Again, our goal is to continue bringing the mutual fund costs down over time for our shareholders.

An important event for our mutual fund company last year was the out-sourcing of our transfer agent, fund accounting, and regulatory administration services to ALPS Mutual Fund Services, Inc., in Denver, Colorado. Fund administration is ALPS’ sole business, and now we can say that investment management is CornerCap’s sole business. With this targeted focus, we believe that our shareholders have been and will continue to be better served. We hope that you have been pleased with the services that you have received, and we look forward to continuing to be of service to our shareholders.

CornerCap Investment Counsel

May 30, 2006

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP BALANCED FUND

Investment Performance through March 31, 2006 (In Thousands)

Average Annual Total Return for periods ended March 31, 2006

	1 Year	3 Years	Since Inception(b)
CornerCap Balanced Fund(a)	7.43%	13.53%	6.36%
Russell 1000 Value Index(c)	13.31%	21.77%	9.23%
Combined 60% Stocks/40% Bond Index(d)	8.70%	11.77%	6.92%

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The Balanced Fund began operations May 24, 1997.
(c)

The Russell 1000 Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

(d)

The Balanced Fund has elected to balance the comparative index — 60% the Russell 1000 Value Index and 40% the Lehman Brothers Government/Corporate Bond Index. The Russell 1000 Value Index is described under (c) above. The Lehman Brothers Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Asset Allocation for periods ended March 31, 2006

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP SMALL-CAP VALUE FUND

Investment Performance through March 31, 2006 (In Thousands)

Average Annual Total Return for periods ended March 31, 2006

	1 Year	3 Years	10 Years	Since Inception
CornerCap Small-Cap Value Fund(a)	6.05%	21.65%	11.48%	11.37%
Russell 2000 Value Index(b)	23.77%	30.75%	14.03%	15.17%
Russell 2000 Index(c)	25.85%	29.53%	10.15%	12.26%

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)

The Russell 2000 Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

(c)

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Asset Allocation for periods ended March 31, 2006

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP CONTRARIAN FUND

Investment Performance through March 31, 2006 (In Thousands)

Average Annual Total Return for periods ended March 31, 2006

	1 Year	3 Years	Since Inception(b)
CornerCap Contrarian Fund(a)	11.27%	28.15%	(0.51)%
Russell Midcap Value Index(c)	20.30%	29.23%	15.34%

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)

Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., a private, unregistered fund that began operations in August 31, 1996, and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)

The Russell Midcap Value Index measures the 800 smallest companies in the Russell 1000 Index with lower price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of those companies out of the 1,000 largest U.S. companies, based on total market capitalization.) Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Asset Allocation for periods ended March 31, 2006

FUND EXPENSES

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2005 through March 31, 2006.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 10/01/05	Ending Account Value 3/31/06	Expense Paid During Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$1,033	$6.59
Hypothetical Fund Return	$1,000	$1,018	$6.54

CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$1,056	$7.69
Hypothetical Fund Return	$1,000	$1,017	$7.54

CornerCap Contrarian Fund
Actual Fund Return	$1,000	$1,058	$7.70
Hypothetical Fund Return	$1,000	$1,017	$7.54

*       These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced Fund is 1.30%; Small-Cap Value and Contrarian Funds are 1.50%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ration multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year, and then divided by 365.

SCHEDULE of INVESTMENTS

CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCK - 59.76%
Aerospace & Defense - 1.33%
Goodrich Corp.	4,500	$196,245

Auto Components - 1.37%
Johnson Controls, Inc.	2,650	201,215

Beverages - 1.31%
Anheuser-Busch Co I	4,500	192,465

Chemicals - 1.27%
PPG Industries, Inc.	2,950	186,883

Commercial Banks - 7.27%
Bank of America Corp.	3,664	166,858
The Bank of New York Company, Inc.	5,100	183,804
Comerica, Inc.	3,250	188,402
US Bancorp	6,350	193,675
Wachovia Corp.	3,150	176,557
Washington Mutual, Inc.	3,800	161,956
		1,071,252

Communications Equipment - 0.88%
UTStarCom Inc.*	20,700	130,203

Commercial Services & Supplies - 2.60%
Convergys Corp.*	10,900	198,489
R.R. Donnelley & Sons Co.	5,650	184,868
		383,357

Consumer Finance - 1.31%
Countrywide Financial Corp.	5,248	192,602

Containers & Packaging - 1.10%
Owens-Illinois Inc.*	9,300	161,541

Diversified Consumer Services - 1.20%
H&R Block, Inc.	8,150	176,447

	Shares	Value
Diversified Financial Services - 3.99%
Allied Capital, Inc.	5,650	$172,890
Bear Stearns & Co., Inc.	1,600	221,920
Fannie Mae	3,750	192,750
		587,560

Diversified Telecommunications - 1.25%
Telefonos de Mexico SA de C.V.	8,200	184,336

Electronic Equipment & Instruments - 1.27%
Diebold, Inc.	4,550	187,005

Electric Utilities - 2.34%
DTE Energy Co.	4,450	178,400
FirstEnergy Corp.	3,400	166,260
		344,660

Food Products - 2.56%
ConAgra Foods Inc.	9,100	195,286
Sara Lee Corp.	10,150	181,482
		376,768

Food & Staples Retailing - 1.10%
Safeway, Inc.	6,450	162,024

Health Care Equipment & Supplies - 1.14%
Boston Scientific Corp.*	7,250	167,112

Health Care Providers & Services - 4.47%
Cigna Corp.	2,150	280,833
Quest Diagnostics, Inc.	3,400	174,420
Unitedhealth Group Inc.	3,622	202,325
		657,578

Industrial Conglomerates - 1.31%
Tyco International, Ltd.	7,165	192,595

Insurance - 3.55%
Everest Re Group, Ltd.	1,800	168,066
Marsh & McLennan Co., Inc.	5,600	164,416
St. Paul Travelers Cos. Inc.	4,550	190,145
		522,627

	Shares	Value

Leisure Equipment and Products - 1.28%
Brunswick Corp.	4,850	$188,471

Machinery - 2.75%
Eaton Corp.	2,600	189,722
Timken Co.	6,650	214,596
		404,318
Media - 1.06%
Gannett Co., Inc.	2,600	155,792

Metals & Mining - 1.22%
Alcoa, Inc.	5,900	180,304

Oil & Gas - 1.36%
Marathon Oil Corp.	2,621	199,642

Pharmaceuticals - 2.56%
Pfizer, Inc.	7,350	183,162
Wyeth	4,000	194,080
		377,242

Semiconductors & Equipment - 2.84%
LSI Logic Corp.*	20,450	236,402
Intel Corp.	9,400	181,890
		418,292

Telecommunications - 1.41%
Bellsouth Corp.	6,000	207,900

Textiles & Apparel - 2.66%
Jones Apparel Group, Inc.	5,750	203,378
VF Corp.	3,300	187,770
		391,148

Total Common Stock (Cost $7,181,230)		8,797,584

	Principal Amount	Value
CORPORATE BONDS - 16.55%

Banks - Money Center - 1.72%
Norwest Financial,
6.25%, 12/15/2007	$150,000	$152,803
Wells Fargo Financial,
5.50%, 8/01/2012	100,000	100,235
		253,038

Banks - Super Regional - 2.16%
Citigroup Inc., 7.25%, 10/01/2010	165,000	176,578
Wells Fargo & Co., 3.125%, 4/01/2009	150,000	141,052
		317,630

Finance - 1.90%
General Electric Capital Notes,
5.45%, 1/15/2013	140,000	139,895
International Lease Financial Corp.,
5.75%, 10/15/2006	140,000	140,241
		280,136

Chemical - 0.65%
E. I. du Pont de Nemours & Co.,
4.125%, 4/30/2010	100,000	95,254

Household Products - 0.69%
Pepsico, Inc., 5.70%, 11/01/2008	100,000	101,143

Investment Services - 2.41%
Goldman Sachs Group, Inc.,
5.125%, 1/15/2015	170,000	162,472
Berkshire Hathaway Inc.,
4.625%, 10/15/2013	100,000	94,686
Morgan Stanley, 5.05%, 1/21/2011	100,000	98,027
		355,185

Pharmaceuticals - 1.12%
Eli Lilly & Co., 6.00%, 3/15/2012	160,000	164,667

	Principal Amount	Value
Retailers- Other - 3.04%
Home Depot Inc., 4.625%,
8/15/2010	$100,000	$97,396
Quicksilver Inc., 4.95%, 8/15/2014	200,000	193,554
Wal-Mart Stores, Inc.,
6.875%, 8/10/2009	150,000	157,266
		448,216

Securities Broker - 1.05%
Merrill Lynch & Co, Inc.,
6.375%, 10/15/2008	150,000	153,976

Telecom - Other - 1.04%
Bell South Telecom,
6.00%, 10/15/2011	150,000	152,773

Wireless Communications - 0.77%
Verizon VA Inc., 4.625%, 3/15/2013	125,000	114,207

Total Corporate Bonds (Cost $2,502,402)		2,436,225

	Principal Amount	Value
GOVERNMENT BONDS - 12.74%

US Treasury - 12.74%
US Treasury, 6.50%, 10/15/2006	$100,000	$100,832
US Treasury, 3.50%, 11/15/2006	75,000	74,367
US Treasury, 3.375%, 5/15/2007	75,000	74,596
US Treasury, 6.125%, 8/15/2007	100,000	101,641
US Treasury, 3.00%, 2/15/2008	150,000	145,096
US Treasury, 3.375%, 12/15/2008	100,000	96,363
US Treasury, 5.50%, 5/15/2009	200,000	203,992
US Treasury, 5.75%, 8/15/2010	150,000	155,467
US Treasury, 5.00%, 2/15/2011	100,000	100,811
US Treasury, 5.00%, 8/15/2011	190,000	191,670
US Treasury, 4.875%, 2/15/2012	180,000	180,281
US Treasury, 4.25%, 8/15/2013	150,000	144,270
US Treasury, 4.00%, 2/15/2014	155,000	146,148
US Treasury, 4.00%, 2/15/2015	170,000	159,315
		1,874,849

Total Government Bonds (Cost $1,898,434)		1,874,849

US GOVERNMENT AGENCY SECURITIES - 4.30%

Federal Farm Credit Bank (FFCB),
4.875%, 9/24/2014	150,000	146,538
Federal Home Loan Bank (FHLB),
3.50%, 11/15/2007	150,000	146,315
Federal Home Loan Mortgage Corp.
(FHLMC), 4.50%, 1/15/2015	150,000	142,801
Federal National Mortgage Association
(FNMA), 4.75%, 1/02/2007	100,000	99,660
Federal National Mortgage Association
(FNMA), 4.0%, 9/02/2008	100,000	97,389
		632,703

Total US Government Securities (Cost $648,844)		632,703

	Shares	Value
SHORT TERM INVESTMENTS - 6.21%

Certificate of Deposits - 2.03%
Colony Bank Inc., Ashburn,
3.85%, 09/19/2006	55,000	$54,709
Community Bank GA, 3.90%, 7/28/2006	55,000	54,798
Sterling Bank, 3.85%, 9/21/2006	95,000	94,437
Treasury Bank, 3.95%, 8/07/2006	95,000	94,678
		298,622

Money Market Securities - 4.18%
Federal Treasury Obligation Money
Market, 4.46%**	615,044	615,044

Total Short Term Investments (Cost $915,044)		913,666

Total Investments (Cost $13,145,953)	99.56%	14,655,027

Total Assets in Excess of Liabilities	0.44%	65,326

Total Net Assets	100.00%	14,720,353

*                Non-Income producing securities.

**         Variable Rate Security; the rate shown represents the rate at March 31, 2006

The accompanying notes to the financial statements are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value
COMMON STOCK - 97.61%

Aerospace & Defense - 5.96%
Armor Holdings Inc.*	11,925	$695,108
Curtiss-Wright Corp.	7,800	516,360
		1,211,468

Auto Components - 4.76%
American Axle & Manufacturing Holdings Inc.	19,200	328,896
Arvinmeritor, Inc.	24,650	367,532
Superior Industries International, Inc.	14,050	272,008
		968,436

Building Products - 8.19%
Apogee Enterprises, Inc.	33,000	557,040
Crane Co.	15,025	616,175
ElkCorp	14,550	491,062
		1,664,277

Chemicals - 4.67%
Headwaters Inc.*	13,050	519,260
Olin Corp.	20,000	429,400
		948,660

Commercial Banks - 6.60%
FirstMerit Corp.	17,300	426,618
Washington Federal, Inc.	17,794	430,615
Webster Financial Corp.	10,000	484,600
		1,341,833

Commercial Services & Supplies - 4.22%
ABM Industries, Inc.	25,100	481,167
John H. Harland Co.	9,600	377,280
		858,447

Communications Equipment - 1.95%
Plantronics, Inc.	11,200	396,816

Discount Retail - 2.08%	31,850	422,331
Fred’s Inc.

	Shares	Value
Electronic Equipment & Instruments - 6.55%
CTS Corp.	33,500	$448,230
Orbotech Ltd.*	21,300	524,619
Technitrol Inc.	15,000	359,700
		1,332,549

Food Products - 0.99%
American Italian Pasta Co.	32,300	202,198

Health Care Providers & Services - 6.58%
Apria Healthcare Group, Inc.*	17,032	391,395
Cooper Cos. Inc.	9,000	486,270
Dionex Corp.*	7,500	461,100
		1,338,765

Hotels, Restaurants & Leisure - 2.59%
Ruby Tuesday Inc.	16,400	526,112

Household Durables - 8.03%
Beazer Homes USA, Inc.	8,900	584,730
Blyth, Inc.	10,450	219,659
Helen of Troy, Ltd.*	24,450	518,340
Libbey Inc.	43,730	309,608
		1,632,337

Industrial Conglomerates - 2.43%
Standex International Corp.	15,600	493,896

Insurance - 7.47%
Clark Inc.	33,550	396,225
HCC Insurance Holdings Inc.	18,637	648,568
Reinsurance Group of America, Inc.	10,000	472,900
		1,517,693

Internet Software & Services - 2.45%
Sabre Holdings Corp.	21,200	498,836

Leisure Equipment & Products - 4.22%
K2, Inc.*	35,730	448,412
Polaris Industries, Inc.	7,500	409,200
		857,612

	Shares	Value
Machinery - 2.21%
Briggs & Stratton Corp.	12,700	$449,199

Metals & Mining - 2.49%
Brush Engineered Materials, Inc.*	25,600	505,600

Real Estate - 2.05%
Friedman, Billings, Ramsey Group, Inc.
Class A	44,350	416,003

Semiconductors & Equipment - 2.06%
Adaptec, Inc.*	75,800	419,174

Specialty Retail - 2.18%
Regis Corp.	12,850	443,068

Textiles & Apparel - 2.50%
Kellwood Co.	16,200	508,518

Tobacco - 1.72%
Universal Corp.	9,500	349,315

Trucking - 2.66%
Arkansas Best Corp.	13,800	539,856

Total Common Stock (Cost $17,139,359)		19,842,999

	Shares	Value
SHORT TERM INVESTMENTS - 2.36%

Money Market Securities - 2.36%
Federated Treasury Obligations
Money Market, 4.46%**	480,392	$480,392

Total Short-Term Investments (Cost $480,392)		480,392

Total Investments (Cost $17,619,751)	99.97%	20,323,391

Total Assets in Excess of Liabilities	0.03%	5,272

Total Net Assets	100.00%	20,328,663

*    Non-Income producing securities.

**  Variable Rate Security; the rate shown represents the rate at March 31, 2006

The accompanying notes to the financial statements are an integral part of the financial statements.

SCHEDULE of INVESTMENTS

CORNERCAP CONTRARIAN FUND

	Shares	Value
COMMON STOCK - 93.19%

Aerospace & Defense - 2.43%
Curtiss-Wright Corp.	1,825	$120,815

Auto Components - 3.06%
ArvinMeritor, Inc.	5,550	82,750
Superior Industries International, Inc.	3,585	69,406
		152,156

Beverages - 1.90%
Anheuser-Busch Co I	2,200	94,094

Building Products - 6.18%
Ameron, International Corp.	2,400	175,752
Crane Co.	3,200	131,232
		306,984

Commercial Banks - 6.41%
Bank of America Corp.	2,304	104,924
Popular Inc.	4,900	101,724
The Bank of New York Company, Inc.	3,100	111,724
		318,372

Commercial Services & Supplies - 4.28%
Cendant Corp	5,800	100,630
SOURCECORP Inc.*	4,650	112,111
		212,741

Communications Equipment - 1.38%
UTStarcom Inc.*	10,900	68,561

Container & Packaging - 1.96%
Owens-Illinois Inc.*	5,600	97,272

Diversified Consumer Services - 5.48%
Corinthian Colleges Inc.*	6,100	87,840
H&R Block Inc.	3,800	82,270
Stewart Enterprises Inc.	17,840	101,866
		271,976

	Shares	Value
Diversified Financial Services - 1.92%
Fannie Mae	1,850	$95,090

Electronic Equipment & Instruments - 4.27%
Diebold Inc.	2,400	98,640
Orbotech Ltd.*	4,600	113,298
		211,938
Food Products - 1.49%
American Italian Pasta Co.	11,800	73,868

Food & Staples Retailing - 2.38%
Safeway, Inc.	4,700	118,064

Health Care Equipment & Supplies - 2.23%
Boston Scientific Corp.*	4,800	110,640
		110,640

Health Care Providers & Services - 7.44%
Cigna Corp.	1,275	166,541
Cooper Cos. Inc.	2,100	113,463
Health Mgmt Assoc Inc.	4,150	89,516
		369,520

Household Durables - 3.33%
Helen of Troy, Ltd.*	5,130	108,756
Libbey Inc.	8,000	56,640
		165,396

Industrial Conglomerates - 2.08%
Tyco International Ltd.	3,850	103,488

Internet Software & Services - 4.66%
Open Text Corp.*	7,500	123,225
Sabre Holdings Corp.	4,600	108,238
		231,463
Insurance - 6.36%
Marsh & McLennan Companies, Inc.	3,400	99,824
The St. Paul Travelers Companies, Inc.	2,500	104,475
UnumProvident Corp.	5,450	111,616
		315,915

	Shares	Value
Leisure Equipment & Products - 1.62%
K2, Inc.*	6,400	$80,320

Media - 1.87%
Gannett Co., Inc.	1,550	92,876

Metals & Mining - 4.46%
Alcoa, Inc.	3,500	106,960
Brush Engineered Materials, Inc.*	5,800	114,550
		221,510

Pharmaceuticals - 4.11%
Pfizer, Inc.	4,100	102,172
Wyeth	2,100	101,892
		204,064

Real Estate - 1.95%
Friedman, Billings, Ramsey Group, Inc.
Class A	10,300	96,614

Textiles & Apparel - 1.85%
Jones Apparel Group, Inc.	2,600	91,962

Tobacco - 2.00%
Universal Corp/Richm	2,700	99,279

Semiconductors & Equipment - 6.09%
Adaptec, Inc.*	16,700	92,351
Intel Corp.	5,000	96,750
LSI Logic Corp.*	9,800	113,288
		302,389

Common Stock Total (Cost 4,322,919)		4,627,367

	Principal Amount	Value
CORPORATE BONDS - 4.36%
Ford Motor Credit Co., 4.50%, 3/20/2009	120,000	$98,798
General Motors Acceptance Corp.
(GMAC), 5.25%, 8/15/2009	140,000	117,836

Total Corporate Bonds (Cost $232,208)		216,634

SHORT TERM INVESTMENTS - 1.86%

Money Market Securities - 1.86%
Federated Treasury Obligations
Money Market, 4.46%**	92,306	92,306

Total Short Term Investments (Cost $92,306)		92,306

Total Investments (Cost $4,647,432)	99.41%	4,936,307

Total Assets in Excess of Liabilities	0.59%	29,460

Total Net Assets	100.00%	4,965,767

*                Non-Income producing securities.

**         Variable Rate Security; the rate shown represents the rate at March 31, 2006

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of ASSETS and LIABILITIES

CORNERCAP BALANCED FUND

Assets:
Investments, at market value,
(Cost $13,145,953)	$14,655,027
Dividends and interest receivable	80,808
Prepaid and other assets	1,515
Total assets	14,737,350

Liabilities:
Payable for fund shares	84
Advisory fee payable	13,010
Service fee payable	3,903
Total liabilities	16,997

Net assets	$14,720,353

Net asset value per share:
Price per share
($14,720,353 / 1,051,678 Shares)*	$14.00

Net assets
As of March 31, 2006, net assets consisted of:
Paid in capital	$12,702,436
Undistributed net investment income	225,230
Accumulated net realized gain on investments	283,613
Net unrealized appreciation in value of investments	1,509,074
$14,720,353

*            A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of ASSETS and LIABILITIES

CORNERCAP SMALL–CAP VALUE FUND

Assets:
Investments, at market value,
(Cost $17,619,751)	$20,323,391
Dividends and interest receivable	21,594
Prepaid and other assets	11,109
Total assets	20,356,094

Liabilities:
Advisory fee payable	18,287
Service fee payable	9,144
Total liabilities	27,431

Net assets	$20,328,663

Net asset value per share:
Price per share
($20,328,663 / 1,518,639)*	$13.39

Net assets
As of March 31, 2006, net assets consisted of:
Paid in capital	$16,834,449
Undistributed net investment income	6,683
Accumulated net realized gain on investments	783,891
Net unrealized appreciation in value of investments	2,703,640
$20,328,663

*                A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of ASSETS and LIABILITIES

CornerCap Contrarian Fund

Assets:
Investments, at market value,
(Cost $4,647,432)	$4,936,307
Dividends and interest receivable	6,058
Receivable for investments sold	66,330
Total assets	5,008,695

Liabilities:
Payable for investments purchased	36,341
Advisory fee payable	4,391
Service fee payable	2,196
Total liabilities	42,928

Net assets	$4,965,767

Net asset value per share:
Price per share
($4,965,767 / 458,455)*	$10.83

Composition of net assets:
As of March 31, 2006, net assets consisted of:
Paid in capital	$4,896,388
Undistributed net investment income	8,655
Accumulated net realized gain on investments	(228,151)
Net unrealized appreciation in value of investments	288,875
$4,965,767

*    A 2% fee is imposed on all redemptions made within one year of initial purchase.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of OPERATIONS

CORNERCAP BALANCED FUND

Investment income:
Dividends	$157,927
Interest	237,047

Total income	394,974

Expenses:
Advisory fees	130,572
Service fees	39,172

Total expenses	169,744

Net investment income	225,230

Realized and unrealized gain on investments:
Net realized gain on investments	549,788
Change in net unrealized appreciation/
(depreciation) of investments	149,472

Net gain on investments	699,260

Net increase in net assets resulting from operations	$924,490

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of OPERATIONS

CORNERCAP SMALL-CAP VALUE FUND

Investment income:
Dividends	$288,625
Interest	22,655

Total income	311,280

Expenses:
Advisory fees	203,065
Service fees	101,532

Total expenses	304,597

Net investment income	6,683

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	2,217,817
Change in net unrealized appreciation/
(depreciation) of investments	(1,033,043)

Net gain on investments	1,184,774

Net increase in net assets resulting from operations	$1,191,457

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of OPERATIONS

CORNERCAP CONTRARIAN FUND

Investment income:
Dividends	$60,243
Interest	26,730

Total income	86,973

Expenses:
Advisory fees	45,855
Service fees	22,928

Total expenses	68,783

Net investment income	18,190

Realized and unrealized gain on investments:
Net realized gain on investments	365,067
Change in net unrealized appreciation/
(depreciation) of investments	113,918

Net gain on investments	478,985

Net increase in net assets resulting from operations	$497,175

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP BALANCED FUND

	Year Ended March 31, 2006	Year Ended March 31, 2005

Operations:
Net investment income	$225,230	$206,830
Net realized gain/(loss) on investments	549,788	344,244
Change in net unrealized appreciation/ (depreciation) of investments	149,472	123,409

Increase in net assets resulting from operations	924,490	674,483

Distributions to shareholders:
Net investment income	—	(349,258)
Capital gains	(200,020)	—
	(200,020)	(349,258)

Capital share transactions
Increase in net assets resulting from capital share transactions	2,992,801	981,328

Total increase in net assets	3,717,271	1,306,553

Net assets:
Beginning of year	11,003,082	9,696,529
End of year (including undistributed net investment income of $225,230 and $0, respectively)	$14,720,353	$11,003,082

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP SMALL-CAP VALUE FUND

	Year Ended March 31, 2006	Year Ended March 31, 2005

Operations:
Net investment Income	$6,683	$(52,980)
Net realized gain/(loss) on investments	2,217,817	2,587,151
Change in net unrealized appreciation/ (depreciation) of investments	(1,033,043)	(1,056,569)

Increase in net assets resulting from operations	1,191,457	1,477,602

Distributions to shareholders:
Net investment income	—	(696,258)
Capital gains	(3,365,089)	—
	(3,365,089)	(696,258)

Capital share transactions
Increase in net assets resulting from capital share transactions	1,650,372	1,429,890

Total increase (decrease) in net assets	(523,260)	2,211,234

Net assets:
Beginning of year	20,851,923	18,640,689
End of year (including undistributed net investment income of $6,683 and $0, respectively)	$20,328,663	$20,851,923

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP CONTRARIAN FUND

	Year Ended March 31, 2006	Year Ended March 31, 2005

Operations:
Net investment Income	$18,190	$12,476
Net realized gain/(loss) on investments	365,067	988,054
Change in net unrealized appreciation/ (depreciation) of investments	113,918	(595,953)

Increase in net assets resulting from operations	497,175	404,577

Distributions to shareholders:
Net investment income	(22,011)	—
	(22,011)	—

Capital share transactions
Increase in net assets resulting from capital share transactions	160,522	34,702

Total increase in net assets	635,686	439,279

Net assets:
Beginning of year	4,330,081	3,890,802
End of year (including undistributed net investment income of $8,655 and $12,476, respectively)	$4,965,767	$4,330,081

The accompanying notes to the financial statements are an integral part of the financial statements.

CORNERCAP GROUP OF FUNDS

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FINANCIAL HIGHLIGHTS

CORNERCAP BALANCED FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Years Ended March 31,
	2006	2005	2004	2003	2002
Per share operating performance
Net asset value, beginning of the period	$13.22	$12.80	$10.18	$11.72	$11.28

Income from investment operations:
Net investment income/(loss)	0.21	0.31	0.14	0.20	0.14
Net realized and unrealized gain/(loss) on investments	0.77	0.56	2.65	(1.52)	0.52

Total income /(loss) from investment operations	0.98	0.87	2.79	(1.32)	0.66

Dividends and distributions to stockholders
Distributions from net investment income	0.00	(0.45)	(0.17)	(0.22)	(0.22)
Distributions from net realized gain on investments	(0.20)	0.00	0.00	0.00	0.00

Total dividends and distributions to shareholders	(0.20)	(0.45)	(0.17)	(0.22)	(0.22)

Net asset value, end of period	$14.00	$13.22	$12.80	$10.18	$11.72

Total return	7.43%	6.86%	27.48%	(11.29)%	5.89%

Ratios and supplemental data
Net assets, end of period (in 000s)	$14,720	$11,003	$9,697	$6,107	$6,198

Ratios to average net assets
Expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income/(loss)	1.72%	2.07%	1.70%	2.17%	1.75%

Portfolio turnover rate	19.87%*	18.55%	12.19%	21.88%	26.77%

*                    A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

The accompanying notes to the financial statements are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP SMALL-CAP VALUE FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Years Ended March 31,
	2006	2005	2004	2003	2002
Per share operating performance
Net asset value, beginning of the period	$15.13	$14.55	$9.33	$13.70	$10.80

Income from investment operations:
Net investment income/(loss)	0.04	(0.04)	(0.03)	(0.01)	0.00
Net realized and unrealized gain/(loss) on investments	0.79	1.15	5.38	(3.75)	3.62

Total income /(loss) from investment operations	0.83	1.11	5.35	(3.76)	3.62

Dividends and distributions to stockholders
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.06)
Distributions from net realized gain on investments	(2.57)	(0.53)	(0.13)	(0.61)	(0.66)

Total dividends and distributions to shareholders	(2.57)	(0.53)	(0.13)	(0.61)	(0.72)

Net asset value, end of period	$13.39	$15.13	$14.55	$9.33	$13.70

Total return	6.05%	7.71%	57.43%	(27.74)%	34.33%

Ratios and supplemental data	$20,329	$20,852	$18,641	$12,021	$16,335

Net assets, end of period (in 000s)

Ratios to average net assets
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income/(loss)	0.03%	(0.27)%	(0.23)%	(0.13)%	0.01%

Portfolio turnover rate	27.23%*	38.37%	22.09%	31.89%	40.71%

*         A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

The accompanying notes to the financial statements are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP CONTRARIAN FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Years Ended March 31,
	2006	2005	2004	2003	2002

Per share operating performance
Net asset value, beginning of the period	$9.78	$8.82	$5.17	$9.04	$9.04

Income from investment operations:
Net investment income/(loss)	0.04	0.03	(0.08)	(0.09)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.06	0.93	3.73	(3.78)	1.82

Total income /(loss) from investment operations	1.10	0.96	3.65	(3.87)	1.69

Dividends and distributions to stockholders
Distributions from net investment income	(0.05)	0.00	0.00	0.00	0.00
Distributions from net realized gain on investments	0.00	0.00	0.00	0.00	(1.69)

Total Dividends and Distributions to shareholders	(0.05)	0.00	0.00	0.00	(1.69)

Net asset value, end of period	$10.83	$9.78	$8.82	$5.17	$9.04

Total return	11.27%	10.88%	70.60%	(42.81)%	18.42%

Ratios and supplemental data
Net assets, end of period (in 000s)	$4.966	$4,330	$3,891	$2,238	$3,798

Ratios to average net assets
Expenses	1.50%	1.72%	1.80%	1.77%	1.86%
Expenses before waiver		1.80%
Net investment income/(loss)	0.40%	0.32%	(1.12)%	(1.36)%	(1.44)%
Net investment income/(loss) before waiver		0.24%

Portfolio turnover rate	49.06%*	154.41%	63.79%	69.49%	47.88%

*         A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

The accompanying notes to the financial statements are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds meet their obligations may be affected by economic and political developments.

B.  Security Transactions, Investment Income and Other - Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.  Federal Income Taxes - It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.  Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.  Accounting Estimates - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST

On March 31, 2006, there was an unlisted number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	For the Year Ended March 31, 2006		For the Year Ended March 30, 2005
	Shares	Value	Shares	Value
Shares Sold	297,966	$4,075,122	125,799	$1,635,014
Share Issued in
Reinvestment of Dividends	14,308	198,171	26,903	349,202
Total	312,274	4,273,293	152,702	1,984,216
Less Shares Redeemed	(93,171)	(1,280,492)	(77,955)	(1,002,888)
Net Increase	219,103	$2,992,801	74,747	$981,328

CornerCap Small-Cap Value Fund:

	For the Year Ended March 31, 2006		For the Year Ended March 30, 2005
	Shares	Value	Shares	Value
Shares Sold	160,696	$2,279,276	187,770	$2,796,264
Share Issued in
Reinvestment of Dividends	247,672	3,207,358	44,580	660,674
Total	408,368	5,486,634	232,350	3,456,938
Less Shares Redeemed	(267,695)	(3,836,262)	(135,652)	(2,027,048)
Net Increase / (Decrease)	140,673	$1,650,372	96,698	$1,429,890

CornerCap Contrarian Fund:

	For the Year Ended March 31, 2006		For the Year Ended March 30, 2005
	Shares	Value	Shares	Value
Shares Sold	26,757	$277,387	25,200	$242,598
Share Issued in
Reinvestment of Dividends	2,012	20,968	—	—
Total	28,769	$298,355	25,200	$242,598
Less Shares Redeemed	(13,037)	(137,833)	(23,390)	(207,896)
Net Increase	15,732	$160,522	1,810	$34,702

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation and the cost of investment securities for tax purpose, including short-term securities at March 31, 2006 were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Contrarian Fund
Gross appreciation
(excess of value over tax cost)	$1,809,676	$4,445,768	$665,247
Gross depreciation
(excess of tax cost over value)	(300,602)	(1,754,081)	(376,372)
Net unrealized appreciation	$1,509,074	$2,691,687	$288,875
Cost of investments for income tax purposes	$13,145,953	$17,631,704	$4,647,432

The difference between book-basis and tax-basis unrealized appreciation is attributable primary to the tax deferral of losses on wash sales.

4.             DISTRIBUTIONS TO SHAREHOLDERS

Classifications of Distributions- Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

CornerCap Balanced Fund:

On December 14, 2005, a distribution of $.20 per share was declared from long term capital gain. The dividend was paid on December 16, 2005, to shareholders of record on December 13, 2005.

The tax character of distributions paid for the years ended March 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$—	$209,555
Long-term capital gains	200,020	139,703
Total	$200,020	$349,258

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$268,960
Undistributed long-term gains	239,883
Unrealized appreciation	1,509,074
Total	$2,017,917

CornerCap Small-Cap Value Fund:

On December 14, 2005, a long-term capital gain distribution of $2.23 per share, and a short-term capital gain distribution of $0.34 per share were declared. The total dividend was paid on December 16, 2005, to shareholders of record on December 13, 2005.

The tax character of distributions paid for the years ended March 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$—	$—
Short-term capital gain	440,024	—
Long-term capital gains	2,925,065	696,258
Total	$3,365,089	$696,258

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$34,229
Undistributed long-term gains	768,298
Unrealized appreciation	2,691,687
Total	$3,494,214

CornerCap Contrarian Fund:

On December 14, 2005, an ordinary Income distribution of $0.05 per share was declared. The dividend was paid on December 16, 2005, to shareholders of record on December 13, 2005.

The tax character of distributions paid for the years ended March 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$22,011	$—
Capital gain	—	—
Total	$22,011	$—

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2005, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$8,655
Capital loss carryforward	(228,151)
Unrealized appreciation	288,875
Total	$69,379

5.   CAPITAL LOSS CARRYFORWARD

Balanced Fund:  During the period ended March 31, 2006, the fund used capital loss carry forwards of $66,155.

Contrarian Fund:  At March 31, 2006, the fund had available for federal tax purposes an unused capital loss carry forward of $228,151, which expires in 2011.

To the extent that this carry forward used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

6. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

A.  The Funds have an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee from the Funds, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. In addition, the Advisor receives an administrator fee, computed daily and payable monthly, at a annual rate of .30%, .50% and .50% of the average daily nets assets of the Balanced Fund, Small-Cap Fund and Contrarian Fund, respectively. Under the terms of the management agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the period ended March 31, 2006, the Advisor earned an advisory fee of $130,572, $203,065, and $45,855 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. For the period ended March 31, 2006, the Advisor earned an administrator fee of $39,172, $101,532, and $22,928 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. At March 31, 2006, the Funds owed the Advisor $35,688 for advisory fees and 15,243 for the administrator fees.

Board Approval of Management Agreement: The nature, extent, and quality of the services provided by the Adviser (Unaudited). In this regard, the Board considered the Adviser’s investment management experience (including, without limitation, its separate account business) and history as the investment adviser of the Funds since their inception. The Board also considered the Adviser’s various responsibilities on behalf of the Fund under the Operating Services Agreements with the Funds, which include the provision of our arrangement for provision of accounting, administrative, legal, dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services for the Funds. The Board also considered that the Trust’s officers are employees of the Adviser, and serve as officers of the Trust without additional compensation. After reviewing the foregoing information, further information in the Adviser’s Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s From ADV), and discussion the Adviser’s services to the Funds with the Adviser, the Board concluded that the quality and nature of the services was satisfactory and adequate for the Funds.

The investment performance of the Funds and Adviser (Unaudited). In this regard, the Board compared the performance of the Funds with the performance of the Funds with the performance of benchmark indices, comparable funds managed by other advisers and comparable peer group indices. The Board also considered the Funds’ investments’ consistency with the Funds’ investment objective and policies, and the Adviser’s use of its proprietary research and methodologies in managing the Funds. Among other things, the board considered the Funds’ short-term and long term performance; however, the Board noted that past performance of the Contrarian Fund was less relevant due to changes in the Fund’s investment policies. After comparing the performance of the Funds with benchmark indices, comparable funds and peer group indices, discussing the Funds’ performance history with the Adviser and considering the changed investment policies of the Contrarian Fund, the Board concluded that the Funds would benefit from the Adviser’s continuing service as their investment adviser.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds (Unaudited). In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the Adviser’s current and past use of its proprietary models in managing the Funds; the asset levels of the Funds; and the overall fees and expenses of the Funds, including the Funds’ unified fee structures and recent fee waivers by the Adviser. The Board then examined and evaluated the Funds’ fees paid to the Adviser under the Advisory Agreements. The Board also considered the Funds’ fees paid to the Adviser under the Operating Services Agreements, whereby the Funds pay the Adviser a single fee for providing or arranging for the provision of operating services to the Funds, and the Adviser’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board also compared the Funds’ management fees and overall expense ratios to other funds comparable to the Funds in terms of the type of fund, the style of investment management, the size of fund and the nature of its investment strategy, among other factors. The Board determined that each Funds’ management fees and the Fund’s expense ratios were lower than some of the comparable funds and higher than others. The Board also considered the fees under the Advisory Agreements with those paid by comparable funds and considering all of the foregoing, the Board concluded that the totality of the fees paid to the Adviser by each Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether Advisory fee levels reflect these economies of scale for the benefits of the Funds’ investors (Unaudited). In this regard, the Board considered that the Adviser has been subsidizing the Funds’ operating expenses for several years in an effort to keep the expense ratio at a reasonable and fair level in light of the Funds’ relatively small asset base. The Board also considered that the Funds’ fee structure does not allow for economies of scale to benefit the Funds’ shareholders as assets grow, but noted that the Adviser has subsidized the Funds’ expenses for a number of years, and that the Adviser had voluntarily recommended and agreed to the lowering of fees for two of the Funds on two occasions to keep these Funds’ expense ratios at a more competitive level. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

B.  On August 1st, 2005, The Funds and the Advisor entered into a 1) Fund Accounting and Administration Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to The Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services. 2) Transfer Agency and Service Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to The Funds including, but not limited to, transfer agent, dividend distributing, and bookkeeping services. 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

7.   PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund: For the year ended March 31, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,340,103 and $2,455,062, respectively.

CornerCap Small-Cap Value Fund: For the year ended March 31, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,392,152 and $6,759,399, respectively.

CornerCap Contrarian Fund: For the year ended March 31, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,408,693 and $2,162,122, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

The CornerCap Group of Funds

We have audited the accompanying statements of assets and liabilities of the CornerCap Group of Funds, comprised of the CornerCap Balanced Fund, Corner-Cap Small-Cap Value Fund, and CornerCap Contrarian Fund, including the schedule of investments, as of March 31, 2006, the related statements of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to March 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the CornerCap Group of Funds as of March 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

May 11, 2006

ADDITIONAL INFORMATION

1.   BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Funds creates a presumption of control of the Funds, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2006, Charles Schwab & Co. held approximately 27.74% of the CornerCap Balanced Fund’s shares, approximately 24.13% of the CornerCap Small-Cap Value Fund’s shares, and STATVEST, LP held approximately 26.90% of the CornerCap Contrarian Fund’s shares.

2.   PROXY VOTING POLICY (Unaudited)

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888)-813-8637; or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at
(888)-813-8637; and on the SEC’s web-site at http://www.sec.gov.

3.   AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE (Unaudited)

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888)-813-8637.

4.   COMPENSATION OF TRUSTEES (Unaudited)

The Independent Trustees of the Fund receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee is expected to meet typically twice a year.

5. TAX DESIGNATIONS (Unaudited)

The Funds designate the following for federal income tax purposes for the year ended March 31, 2006:

Dividends Received Deduction
Balanced Fund	0%
Small-Cap Fund	0%
Contrarian Fund	100%

Qualified Dividend Income
Balanced Fund	0%
Small-Cap Fund	0%
Contrarian Fund	100%

6. Other (Unaudited)

A special meeting of the Cornercap Group of Fund’s shareholders was held on March 15, 2005, for the purpose of:

1.     Approval of the Election of the following five (5) nominees for director: Thomas Quinn, Richard Boger, Laurin McSwain, Leslie Gates, and Jerry Hufton.

Proposals passed by the required majority of shareholders are described in the table below.

Proposal	Shares Voted FOR Proposal	Shares WITHHELD	Shares WITHHELD AUTHORITY
To approve the following five (5) nominees for director: Thomas Quinn, Richard Boger, Laurin McSwain, Leslie Gates, and Jerry Hufton
Cornercap Group of Funds	2,018,100	7,186	10,092

7.   TRUSTEES AND OFFICERS (Unaudited)

The business affairs of CornerCap Group of Funds (the “Funds”) are managed under the direction of the Funds Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Position with Trust,
Name and Address	Term of Office and Tenure

Thomas E. Quinn	Trustee, President, Chief Financial Officer, and Treasurer since 1992
Age: 60
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

INDEPENDENT TRUSTEES

Position with Trust,
Name and Address	Term of Office and Tenure

Richard L. Boger	Trustee since 1992
Age: 59
3350 Riverwood Pkwy
Suite 1900
Atlanta, GA 31339

Laurin M. McSwain	Trustee since 1994
Age: 54
Eleven Piedmont Center,
Suite 806
3495 Piedmont Road
Atlanta, GA 30305

Leslie W. Gates	Trustee since 2006
Age: 50
5490 Glen Errol Road
Atlanta, GA 30327

Jerry W. Hufton	Trustee since 2006
Age: 63
228 Winged Elm Circle
Aiken, South Carolina 29803

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee
3	Chief Executive Officer,	None
CornerCap Investment Counsel, since inception

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	President & CEO, Lex-Tek	Gray Television, Inc.
International, Inc. 1997 -
present; Pres. & CEO,
Export Insurance Services,
Inc. 1989 - 2002

3	Attorney, Lefkoff, Duncan,	None
Grimes, Miller & McSwain,
2003 – present; Attorney,
Bloodworth & McSwain
1996 – 2003

3	Retired, 2004-present;	None
Partner, Williams Benator &
Libby, LLP, 1989-2004; Member,
WBL Services, LLC, February
2004 - December 2004

3	Retired, 2004-present;	None
Director of Taxes,
Berkshire Hathaway Inc.,
1991-2004

OFFICERS

Position with Trust,
Name and Address	Term of Office and Tenure

Richard T. Bean	Vice President of the Funds,
Age: 43	since 1996
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

John A. Hackney	Chief Compliance Officer,
Age: 39	Secretary of the Funds,
The Peachtree, Suite 1700	since 1999
1355 Peachtree St. NE
Atlanta, GA 30309

Gene A. Hoots	Vice President of the Funds,
Age: 66	since 1992
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	Vice President,	N/A
CornerCap Investment Counsel, since inception

3	Chief Compliance Officer,	N/A
CornerCap Investment Counsel, since inception

3	Vice President of the Funds and Chairman	N/A
Emeritus of the Adviser, since inception

WWW.CORNERCAP.COM

888-813-8637

Item 2 - Code of Ethics

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant The registrant’s Code of Ethics is attached as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR.

Item 3 - Audit Committee Financial Expert

 The Board of Directors of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4 - Principal Accountant Fees and Services

(a)    Audit Fees:  For the registrant’s fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $22,327 for the fiscal year ended March 31, 2006 and $21,340 for the fiscal year ended March 31, 2005.

(b)   Audit-Related Fees:  In registrant’s fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $22,327 for the fiscal year ended March 31, 2006 and $21,340 for the fiscal year ended March 31, 2005. In registrant’s fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and

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related services by the principal accountant that are reasonably related to the performance of the audit of the registrants’ financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2006 and $0 for the fiscal year ended March 31, 2005.

(c)    Tax Fees:  For the registrant’s fiscal years ended March 31, 2006 and March 31, 2005, aggregate fees of $4,100 and $4,475, respectively, were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant’s fiscal years ended March 31, 2006 and March 31, 2005, aggregate fees of $0 and $0, respectively, were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)   All other Fees:  In registrant’s fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended March 31, 2006 and $0 for the fiscal year ended March 31, 2005. For the registrant’s fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended March 31, 2006 and $0 for the fiscal year ended March 31, 2005.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:  The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

(f)  Not applicable

(g)  Aggregate Non-Audit Fees:  In registrant’s fiscal years ended March 31, 2006 and March 31, 2005, the aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 for the fiscal year ended March 31, 2006 and $0 for the fiscal year ended March 31, 2005. In registrant’s fiscal years ended March 31, 2006 and March 31, 2005, the aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended March 31, 2006 and $0 for the fiscal year ended March 31, 2005.

(h) Not applicable

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Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 - Submission of Matters to Vote of Security Holders

Not applicable.

Item 11 - Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12 - Exhibits

(a)(1)	The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds
By:	/s/ Thomas E Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Financial Officer

Date:	June 9, 2006

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